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[Protective Letterhead]

August 15, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:
Post-Effective Amendment No. 14
Protective Life Insurance Company
Protective Variable Life Separate Account
(File No. 335-52215)
(File No. 811-7337)

Commissioners:

        On behalf of Protective Life Insurance Company (the "Company"), transmitted with this letter via EDGAR is Post-Effective Amendment No. 14 (the "Amendment") to the Registration Statement on Form N-6 relating to certain individual variable life insurance policies (the "Policies") issued through Protective Variable Life Separate Account. Due to changes in certain policy features, the Company is in the process of filing a revised policy form for the Policies with state insurance departments. Accordingly, the Company is filing the Amendment pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933 to add a new prospectus under the registration statement that describes the revised version of the Policies. Once approval of the revised policy form has been obtained in a state, the Company will begin offering this new prospectus in place of the original prospectus in that state.

        The Company will add any exhibits not included with the Amendment by an amendment that will be filed with the Securities and Exchange Commission pursuant to paragraph (b) of Rule 485.

If you have any questions or comments regarding the Amendment, please call the undersigned at (205) 268-1323 or Elisabeth M. Bentzinger at (202) 383-0717.

Sincerely,
/s/ David M. Loper David M. Loper Senior Associate Counsel

Enclosure

cc:
Elisabeth Bentzinger, Esq.

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